Future Amortization Expense Related to Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,747
2014	1,776
2015	1,776
2016	1,764
2017	1,721
Thereafter	6,066
Total future amortization expense	$ 14,850